Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year-end spot rate [Member] | USD [Member]
Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) [Line Items]
Currency exchange rates	0.01	0.01	0.01
Year-end spot rate [Member] | RMB [Member]
Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) [Line Items]
Currency exchange rates	6.9931	0.072993	0.070999
Average Rate [Member] | USD [Member]
Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) [Line Items]
Currency exchange rates	0.01	0.01	0.01
Average Rate [Member] | RMB [Member]
Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) [Line Items]
Currency exchange rates	7.1875	0.071975	0.070809